OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2015
Other Receivables [Abstract]
Other receivables

(in thousands of $)	2015	2014
Agent receivables	2,496	423
Advances	282	45
Claims receivables	927	222
Other receivables	11,287	2,740
	14,992	3,430